Derivative Instruments and Hedging Activities (Offseting Derivative Instruments and Credit Risk-Related Features) (Detail) - USD ($) $ in Millions		Jun. 30, 2015	Dec. 31, 2014
Credit Risk-Related Contingent Features [Abstract]
position with credit risk-related contingent features		$ 129
Aggregate fair value of collateral posted on these derivative instruments		139
Aggregate fair value of additional collateral requirements in the event of a credit downgrade below investment grade		$ 16
Energy Commodities, Net | PPL Energy Supply LLC [Member]
Credit Risk-Related Contingent Features [Abstract]
position with credit risk-related contingent features			$ 98
Aggregate fair value of collateral posted on these derivative instruments			106
Aggregate fair value of additional collateral requirements in the event of a credit downgrade below investment grade	[1],[2]		$ 26

[1]	During the second quarter of 2014, PPL Energy Supply experienced a downgrade in its corporate credit ratings to below investment grade. Amounts related to PPL Energy Supply represent net liability positions subject to further adequate assurance features.
[2]	Includes the effect of net receivables and payables already recorded on the Balance Sheet.